Convertible Redeemable Preferred Shares - Schedule of Preferred Shares Activities (Parenthetical) (Detail) ¥ in Thousands	Mar. 31, 2019 shares	Jul. 18, 2018 shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2017 shares	Jun. 03, 2016 $ / shares shares	Feb. 03, 2016 $ / shares shares	Jan. 30, 2016 shares	Jan. 24, 2013 $ / shares shares	Sep. 24, 2012 $ / shares shares
Temporary Equity [Line Items]
Preferred Shares, shares outstanding			1,667,342,650		1,667,342,650
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				$ 0.00001
Preferred Shares, shares authorized			91,289,618
Preferred Shares, shares issued			91,289,618
Preferred Shares, shares outstanding			91,289,618		91,289,618
Preferred Shares, redemption value | ¥			¥ 15,116
Convertible Redeemable Series A-2 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			189,153,200
Preferred Shares, shares issued			189,153,200
Preferred Shares, shares outstanding			189,153,200		189,153,200
Preferred Shares, redemption value | ¥			¥ 42,684
Convertible Redeemable Series A-3 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			95,898,640
Preferred Shares, shares issued			95,898,640
Preferred Shares, shares outstanding			95,898,640		95,898,640
Preferred Shares, redemption value | ¥			¥ 83,389
Convertible Redeemable Series A-4 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			148,000,000
Preferred Shares, shares issued			148,000,000
Preferred Shares, shares outstanding			148,000,000		148,000,000
Preferred Shares, redemption value | ¥			¥ 125,531
Convertible Redeemable Series A-5 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			43,262,547
Preferred Shares, shares issued			43,262,547
Preferred Shares, shares outstanding			43,262,547		43,262,547
Preferred Shares, redemption value | ¥			¥ 137,703
Convertible Redeemable Series A-6 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			117,192,207
Preferred Shares, shares issued			117,192,207
Preferred Shares, shares outstanding			117,192,207		117,192,207
Preferred Shares, redemption value | ¥			¥ 504,349
Convertible Redeemable Series A-7 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			140,511,900
Preferred Shares, shares issued			140,511,900
Preferred Shares, shares outstanding			140,511,900		140,511,900
Preferred Shares, redemption value | ¥			¥ 299,461
Convertible Redeemable Series B-1 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001						$ 0.00001
Preferred Shares, shares authorized			290,169,609
Preferred Shares, shares issued			290,169,609							116,285,700
Preferred Shares, shares outstanding			290,169,609		290,169,609
Preferred Shares, redemption value | ¥			¥ 1,574,841
Convertible Redeemable Series B-2 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001					$ 0.00001
Preferred Shares, shares authorized			194,572,067
Preferred Shares, shares issued			194,572,067						24,226,200
Preferred Shares, shares outstanding			194,572,067		194,572,067
Preferred Shares, redemption value | ¥			¥ 1,906,021
Convertible Redeemable Series C-1 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001
Preferred Shares, shares authorized			215,946,767
Preferred Shares, shares issued			215,946,767				215,946,767	207,292,263
Preferred Shares, shares outstanding			215,946,767		215,946,767
Preferred Shares, redemption value | ¥			¥ 1,626,607
Convertible Redeemable Series C-2 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				0.00001			$ 0.00001
Preferred Shares, shares authorized			111,899,688
Preferred Shares, shares issued			111,899,688				111,899,688
Preferred Shares, shares outstanding			111,899,688		111,899,688
Preferred Shares, redemption value | ¥			¥ 937,315
Convertible Redeemable Series C-3 Preferred Shares
Temporary Equity [Line Items]
Preferred Shares, par value per share | $ / shares				$ 0.00001		$ 0.00001
Preferred Shares, shares authorized			98,154,692
Preferred Shares, shares issued		157,047,506	29,446,407			29,446,407
Preferred Shares, shares outstanding			29,446,407		29,446,407
Preferred Shares, redemption value | ¥			¥ 241,361